Income taxes - Valuation allowance (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Valuation Allowance [Abstract]
Valuation allowance, at beginning of year	$ 7,913,000	$ 0
Increase in valuation allowance	8,811,000	7,892,000
Halo Acquisition	0	21,000
Valuation allowance, at end of year	16,724,000	7,913,000
Accrued interest and penalties	$ 0	$ 0	$ 0